Maintenance rights and lease premium, net - Schedule of Maintenance Rights and Lease Premium, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 2,099,513	$ 2,540,286
Lease premium, net	630,449	824,167
Maintenance rights and lease premium, net	$ 2,729,962	$ 3,364,453